SCHEDULE OF OPERATING AND FINANCE LEASES ON THE CONSOLIDATED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating		$ 13,812
Finance
Total lease assets		13,812
Current		5,683
Noncurrent		7,604
Current
Noncurrent
Total lease liabilities		$ 13,287